Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
Schedule of Segment Information of Revenue, Expenses, and Operating Income	The following table sets forth the Company segment information of revenue, expenses, and operating income:
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Billing and Related Services:
Revenues	$13,616	$13,624	$13,888
Employment compensation (1)	(6,903)	(6,908)	(6,763)
Other segment expenses (2)	(2,662)	(2,093)	(2,020)
Operating income	$4,051	$4,623	$5,105

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Messaging:
Revenues	$7,830	$7,988	$7,663
Telecom services (3)	(6,620)	(6,917)	(6,184)
Other segment expenses (4)	(884)	(945)	(1,060)
Operating income	$326	$126	$419

(1)	Includes employee payroll, bonuses, share-based compensation, and other employee related benefits.

(2)	Includes expenses for software license fees to third parties, consumer hardware product costs, and legal-related costs and other expenses.

(3)	Include enterprise and wholesale messaging costs.

(4)	Includes expenses for employment compensation, overhead and related costs, and amortization of intangible assets.